Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2021
Statement of compliance
Schedule of revised previously reported results

Accordingly, the Company has revised its previously reported results and related disclosures as follows:

	As reported on			As adjusted on
	30 June 2019	Reclassification	Revision	1 July 2019
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
Property, plant and equipment	233 549	127 764	(3 731)	357 582
Assets under construction	127 764	(127 764)	—	—
Non-current assets	391 953	—	(3 731)	388 222

Deferred tax liability	27 586	—	(1 045)	26 541
Non-current liabilities	195 075	—	(1 045)	194 030

Statement of changes in equity
Retained earnings*	181 416	—	(2 686)	178 730
Total equity	225 795	—	(2 686)	223 109

Income statement
Depreciation and amortisation	(17 968)	—	154	(17 814)
Operating profit before remeasurement items	28 342	—	154	28 496
Remeasurement items	(18 645)	—	(1 417)	(20 062)
Earnings before interest and tax (EBIT)	9 697	—	(1 263)	8 434
Taxation	(3 157)	—	354	(2 803)
Earnings for the year	6 074	—	(909)	5 165

Statement of comprehensive income
Total comprehensive income for the year	7 162	—	(909)	6 253

	Rand	Rand	Rand	Rand
Basic earnings per share	6,97	—	(1,47)	5,50
Headline earnings per share	30,72	—	0,18	30,90
Dilute earnings per share	6,93	—	(1,47)	5,46
Diluted headline earnings per share	30,54	—	0,17	30,71
*	Cumulative error of R1 777 million for financial years preceding 2019 have been corrected by revising the 1 July 2019 opening retained earnings.

1	Statement of compliance continued

	As reported on			As adjusted on
	30 June 2020	Reclassification	Revision*	30 June 2020
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
Property, plant and equipment	204 470	27 802	(4 627)	227 645
Assets under construction	27 802	(27 802)	—	—
Non-current assets	301 193	—	(4 627)	296 566

Deferred tax liability	20 450	—	(1 296)	19 154
Non-current liabilities	226 796	—	(1 296)	225 500

Statement of changes in equity
Retained earnings**	90 890	—	(3 331)	87 559
Total equity	159 248	—	(3 331)	155 917

Income statement
Depreciation and amortisation	(22 575)	—	248	(22 327)
Operating (loss)/profit before remeasurement items	(196)	—	248	52
Remeasurement items	(110 834)	—	(1 144)	(111 978)
Loss before interest and tax (LBIT)	(111 030)	—	(896)	(111 926)
Taxation	26 139	—	251	26 390
Loss for the year	(91 272)	—	(645)	(91 917)

Statement of comprehensive income
Total comprehensive loss for the year	(67 354)	—	(645)	(67 999)

	Rand	Rand	Rand	Rand
Basic loss per share	(147,45)	—	(1,04)	(148,49)
Headline loss per share	(11,79)	—	0,29	(11,50)
Dilute loss per share	(147,45)	—	(1,04)	(148,49)
Diluted headline loss per share	(11,79)	—	0,29	(11,50)
*	Including impact of 2019 error. The impact of the Ammonia error was R1,3 billion (R937 million net of tax).
**	Cumulative error of R1 777 million for financial years preceding 2019 have been corrected by revising the 1 July 2019 opening retained earnings.

Schedule of financial instruments which reference the US LIBOR and have not yet transitioned to an alternative interest rate benchmark

2021
Rm
Financial liabilities measured at amortised cost
US$ term loan	20 699
US$ Revolving credit facility	9 878
Derivative liability
Interest rate swap	2 103
32 680